Notes to the interim condensed consolidated statement of financial position (Tables)	6 Months Ended
Jun. 30, 2024
Notes to the interim condensed consolidated statement of financial position
Schedule of intangible assets

In thousands of euros	June 30, 2024	Dec. 31, 2023
Intangible assets, gross	3,947	3,926
Amortization and impairment	(3,496)	(3,384)
Intangible assets, net	451	541

Schedule of property, plant and equipment

In thousands of euros	June 30, 2024	Dec. 31, 2023
Property, plant and equipment, gross	20,376	19,840
Depreciation and impairment	(12,396)	(10,714)
Property, plant and equipment, net	7,979	9,126

Schedule of investment in Hepalys is accounted for using the equity method of accounting

(in thousands of euros)	June 30, 2024	December 31, 2023
Intangible assets	17,217	20,278
Total non‑current assets	17,217	20,278
Other current assets	17	44
Cash and cash equivalents	1,997	1,082
Total current assets	2,015	1,126
Deferred assets	2	41
Total assets	19,233	21,444

Capital stock	523	640
Capital reserve	20,379	22,655
Capital surplus-others	774	—
Earnings brought forward	(1,018)	(178)
Net loss for the period	(1,444)	(1,111)
Treasury Shares	—	(812)
Shareholders’ equity	19,214	21,194
Total non‑current liabilities	—	—
Trade payables	7	237
Other current liabilities	12	13
Total current liabilities	19	250
Total equity and liabilities	19,233	21,444

Opening net assets	21,122	22,645
Loss for the period	(1,509)	(879)
Other comprehensive income	(1,964)	247
Capital variations	1,566	(819)
Closing net assets	19,214	21,194

Group's share in	15%	15%
(in thousands of euros)
Group's share	2,813	3,267
Elimination of unrealised profit on downstream sales	(1,718)	(1,881)
Goodwill	37	39
Carrying amount	1,131	1,425

Schedule of other non current assets

In thousands of euros	June 30, 2024	Dec. 31, 2023
Long-term deposit accounts	—	9,000
Advance payments – non-current	1,047	1,047
Accrued income	—	—
Security deposits	—	8
Other non‑current assets	1,047	10,055

Schedule of inventories

In thousands of euros	June 30, 2024	Dec. 31, 2023
Laboratory inventories	402	426
Inventories write‑down	(9)	(9)
Inventories	393	417

Schedule of trade receivables and others break down

In thousands of euros	June 30, 2024	Dec. 31, 2023
3 months or less	809	3,807
Between 3 and 6 months	—	—
Between 6 and 12 months	—	—
More than 12 months	—	—
Trade receivables	809	3,807

Schedule of other current assets and receivables

In thousands of euros	June 30, 2024	Dec. 31, 2023
CIR and other research tax credits	2,657	5,333
Other	47	19
Tax receivables	2,704	5,352
Prepaid expenses	7,039	4,656
Short-term deposit accounts	—	70
Current accrued income	1,687	1,047
Liquidity agreement - Cash	289	422
Sales tax receivable	3,311	5,066
Other receivables	2,229	435
Other current assets	14,554	11,696
Other current assets and receivables	17,258	17,048

Schedule of cash and cash equivalents

Net cash and cash equivalents
In thousands of euros	June 30, 2024	Dec. 31, 2023
Other cash equivalents(1)	10,273	17,933
Cash at bank and at hand	1,212	8,985
Bank overdrafts	(1,338)	—
Cash and cash equivalents	10,147	26,918
(1)	Other cash equivalents correspond to short-term bank deposits.

Schedule of changes in share capital

			Premiums
		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance at December 31, 2023		521,158	201,862,263	52,115,807	0.01
3/25/2024	AGA 2021 & AGA 2021 bis	3,614	(3,614)	361,381	0.01
Balance at June 30, 2024		524,772	201,858,649	52,477,188	0.01

Schedule of debt

In thousands of euros	June 30, 2024	Dec. 31, 2023
Bank borrowings	42,509	27,206
Derivatives instruments	13,569	10,265
Other loans and similar borrowings(1)	4,302	3,719
Lease liabilities	5,761	6,565
Royalty certificates liabilities	7,263	6,327
Total debt	73,404	54,082
(1)	include accrued interests.

Schedule of movements in the period break down

In thousands of euros	June 30, 2024	Dec. 31, 2023
January 1, 2024	54,083	44,390
Subscription of derivatives instruments(2)	11,809	—
Subscription of bank borrowings(1)(2)	13,102	—
Subscription of lease liabilities	345	3,706
Issue of royalty certificates	—	5,100
Repayment of bank borrowings	(1,177)	(2,485)
Repayment of lease liabilities	(1,173)	(1,612)
Interests on royalty certificates	936	1,227
Capitalized interest	3,961	3,405
Change in fair value of derivatives instruments(2)	(8,506)	389
Exchange rate change	24	(38)
June 30, 2024	73,404	54,083

Schedule of valuation approach for BSA arrangement

	BSA 2022	BSA 2024
Grant date	11/28/2022	01/04/2024
Expiration date	11/28/2034	01/04/2036
Number of BSA issued	2,266,023	3,144,654
Number of shares per BSA	1	1
Subscription premium price per share (€)	0.01	0.01
Exercise price per share (€)	4.02	3.95
Valuation method	Longstaff Schwartz	Longstaff Schwartz

	As of November 28, 2022
EIB Tranche A Warrants	(Grant Date)	As of December 31, 2023	As of June 30, 2024
Number of BSA outstanding	2,266,023	2,266,023	2,266,023
Number of shares per BSA	1.00	1.20	1.27
Stock price (€)	4.13	4.10	2.79
Maturity (years)	12	10.9	10.4
Volatility	68%	62%	59.6%
Cap of the put option (m€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	9,469	10,266	6,738
Unit fair value (€)	4.18	4.53	2.97

Schedule of provision recorded in respect of defined benefit schemes at the end of each reporting period

In thousands of euros	June 30, 2024	Dec. 31, 2023
Retirement benefit obligations	1,555	1,559
Total obligation	1,555	1,559

Schedule of change in the provision recorded in respect of defined benefit schemes

In thousands of euros	June 30, 2024	Dec. 31, 2023
Provision at beginning of period	(1,559)	(1,234)
Expense for the period	(70)	(228)
Actuarial gains or losses recognized in other comprehensive income	74	(97)
Provision at end of period	(1,555)	(1,559)

Schedule of expense recognized in the statement of income (loss)

In thousands of euros	June 30, 2024	Dec. 31, 2023
Service cost for the period	(104)	(183)
Interest cost for the period	(25)	(46)
Benefits for the period	59	—
Total	(70)	(228)

Schedule of maturity of long-term and short-term debt

June 30, 2024		Less than	Between	Between	More than
In thousands of euros	Total	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	42,509	3,229	36,164	2,225	890
Derivatives	13,569	—	13,569	—	—
Other loans	4,302	42	4,260	—	—
Lease liabilities	5,761	2,455	3,306	—	—
Royalty certificates liabilities	7,263	—	—	—	7,263
Total debt	73,404	5,726	57,299	2,225	8,153

Dec. 31, 2023		Less than	Between	Between	More than
In thousands of euros	Total	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	27,206	2,928	4,872	17,848	1,558
Derivatives	10,265	—	—	10,265	—
Other loans and similar borrowings	3,719	82	—	3,636	—
Lease liabilities	6,565	2,298	4,267	—	—
Royalty certificates liabilities	6,327	—	—	—	6,327
Total debt	54,082	5,308	9,140	31,749	7,885

Schedule of trade payables and other current liabilities

In thousands of euros	June 30, 2024	Dec. 31, 2023
Trade payables	36,583	37,679
Short-term contract liabilities	3	6
Other current liabilities	—	—
Trade payables and other current liabilities	36,586	37,685

Schedule of trade payables break down by payment

In thousands of euros	June 30, 2024	Dec. 31, 2023
Due in 30 days	26,217	24,995
Due in 30-60 days	10,362	12,684
Due in more than 60 days	4	—
Trade payable	36,583	37,679

Schedule of other current liabilities

In thousands of euros	June 30, 2024	Dec. 31, 2023
Employee‑related payables	1,739	1,869
Accrued payroll and other employee-related taxes	1,801	1,540
Sales tax payables	2,140	3,569
Other accrued taxes and employee-related expenses	142	164
Other miscellaneous payables	12	23
Other current liabilities	5,834	7,165

Schedule of financial assets and liabilities

	June 30, 2024
		Financial
	Book value	assets/liabilities	Financial
	on the	carried at	assets	Liabilities
	statement	fair value	carrieds at	carried at
	of financial	through	amortized	amortized
Financial assets	position	profit or loss	cost	cost	Fair value
Long-term accrued income	—	—	—	—	—
Long-term deposit accounts	—	—	—	—	—
Advance payment	1,047	—	1,047	—	1,047
Current accrued income	1,687	—	1,687	—	1,687
Short-term deposit accounts	—	—	—	—	—
Trade receivables	809	—	809	—	809
Other receivables	2,518	—	2,518	—	2,518
Cash and cash equivalents	10,147	—	10,147	—	10,147
Total	16,208	—	16,208	—	16,208

Financial liabilities
Long-term debt (1)	46,846	—	—	46,846	45,994
Derivative instruments	13,569	13,569	—	—	13,569
Royalty certificates liabilities	7,263	—	—	7,263	9,050
Short-term debt	5,726	—	—	5,726	5,726
Trade payables	36,583	—	—	36,583	36,583
Other miscellaneous payables	12	—	—	12	12
Total	109,998	13,569	—	96,429	110,933
(1)	See Note 4.10 Financial debt detailing amortized cost and fair value of the Credit facility with the EIB

	Dec. 31, 2023
		Financial
	Book Value	assets/liabilities	Financial
	on the	carried at	assets	Liabilities
	statement	fair value	carrieds at	carried at
	of financial	through	amortized	amortized
Financial assets	position	profit or loss	cost	cost	Fair value
Long-term deposit accounts	9,000	—	9,000	—	9,000
Long-term security deposits	8	—	8	—	8
Advance payment	1,047	—	1,047	—	1,047
Short-term deposit accounts	70	—	70	—	70
Trade receivables	3,807	—	3,807	—	3,807
Other receivables	857	—	857	—	857
Cash and cash equivalents	26,918	—	26,918	—	26,918
Total	41,706	—	41,706	—	41,706

Financial liabilities
Long-term debt (1)	32,181	—	—	32,181	29,701
Derivative instruments	10,265	10,265	—	—	10,265
Royalty certificates liabilities	6,327	—	—	6,327	9,617
Short-term debt	5,308	—	—	5,308	5,308
Trade payables	37,679	—	—	37,679	37,679
Other miscellaneous payables	23	—	—	23	23
Total	91,784	10,265	—	81,518	92,594

BSPCE share warrants and BSA share warrants
Notes to the interim condensed consolidated statement of financial position
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at June 30,	exercisable
Type	Grant Date	(in euros)	2024	Issued	Exercised	Lapsed	2024	shares
BSPCE - Plan 2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants			430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	6.68	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	20,000				20,000	—
TOTAL BSA share warrants			346,333	—	—	—	346,333	316,333
Total share warrants			776,333	—	—	—	776,333	746,333

AGA Plan 2023-1
Notes to the interim condensed consolidated statement of financial position
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Stock price	Outstanding				Outstanding
		at grant date	at Jan 1,			Forfeited /	at June 30,
Type	Grant Date	(in euros)	2024	Granted	Vested	Lapsed	2024
AGA - Plan 2021 - 1	04/16/2021	11.30	297,599	—	(296,166)	(1,433)	—
AGA - Plan 2021 - bis	12/08/2021	12.20	65,215	—	(65,215)	—	—
AGA 2023-1	05/25/2023	2.60	300,000	300,000	—	—	600,000
AGA 2023-2	12/15/2023	3.90	748,000	—	—	(23,350)	724,650
TOTAL free shares			1,410,814	300,000	(361,381)	(24,783)	1,324,650

PAGUP 2023
Notes to the interim condensed consolidated statement of financial position
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

As of January 1, 2024, one performance units plan was outstanding: PAGUP 2023.

No performance units award plan has been attributed in the first six months of 2024.

		Reference	Outstanding				Outstanding	Number of
	Grant	price (in	at Jan 1,				at June 30,	exercisable
Type	Date	euros)	2024	Issued	Exercised	Convert AGA	2024	shares
PAGUP 2023	05/25/2023	2.60	300,000	—	—	(300,000)	—	—
TOTAL PAGUP			300,000	—	—	(300,000)	—	—